Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

4. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consist of the following at:

	December 31, 2023	December 31, 2022
Prepaid marketing expenses – current	$9,871	$313,000
Prepaid marketing expenses – long-term	—	678,167
Inventory deposits	—	569,377
Other prepaid expenses	33,072	78,834
Total	$42,943	$1,639,378